Property and Equipment, net (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Depletion and Amortization, Nonproduction, Total	$ 15,545	$ 8,492	$ 60,129	$ 53,741
Research and Development Expense	10,239	10,172	64,026	401,909
General and Administrative Expense, Total	598,913	623,956	3,308,144	5,610,830
Property, Plant and Equipment [Member]
Depreciation, Depletion and Amortization, Nonproduction, Total	15,545	8,492	60,129	53,741
Research and Development Expense	7,325	5,515	27,490	37,508
General and Administrative Expense, Total	$ 8,220	$ 2,977	$ 32,639	$ 16,233